Future Minimum Lease Payments under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Letters of Credit [Line Items]
2013	$ 64,162
2014	53,904
2015	44,214
2016	33,218
2017	19,669
Thereafter	13,516
Total minimum payments	$ 228,683